DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Organization) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 24, 2023 CNY (¥)
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents	¥ 15,302	¥ 220,689	$ 2,096
Amounts due from related parties, net	¥ 4,792	¥ 44	$ 657
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party	Related Party
Prepaid expenses and other current assets	¥ 4,898	¥ 57,385	$ 671
Current assets of discontinued operation		275,603
Total current assets	56,209	560,596	7,701
Property and equipment, net	21,591	66,064	2,958
Right-of-use assets, net		237,059
Other non-current assets, net	23,133	28,753
Total non-current assets	44,408	457,647	6,084
Total assets	100,617	1,018,243	13,785
Accounts payable	5,971	4,988	818
Deferred revenue- current	1,117,713	1,210,536	153,126
Operating lease liabilities-current	105,504	111,840	14,454
Income taxes payable	8,734	6,105	1,197
Accrued expenses and other current liabilities	506,733	517,096	69,422
Amounts due to related parties	41,859		5,735
Current liabilities of discontinued operation		560,791
Total current liabilities	1,812,805	2,411,356	248,354
Operating lease liabilities-non current	91,407	107,804	12,523
Total non-current liabilities	91,407	108,237	12,523
Total liabilities	¥ 1,904,212	¥ 2,519,593	$ 260,877
Equity method investments, percentage of equity acquired through options	100.00%
Mr. Han | Tarena Entities
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Equity method investments, percentage of equity acquired through options	65.30%	62.70%
Equity investment percentage	65.30%		65.30%
Mr. Han | Tongcheng Jinqiao
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Equity method investments, percentage of equity acquired through options	70.00%
Mr. Li | Tarena Entities
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Equity investment percentage	0.60%		0.60%
IT Professional Education | Divestiture
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Current assets of discontinued operation	¥ 275,603
Current liabilities of discontinued operation	¥ 560,791
IT Professional Education | Divestiture | Tarena Technologies Inc. | Related Party
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Disposal group consideration				¥ 1
IT Professional Education | Divestiture | Tarena Hangzhou | Related Party
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Disposal group consideration				¥ 1
Loan Agreements
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Debt expiration year	2026
Loan Agreements | Tongcheng Jinqiao
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Debt amount	¥ 5,000
Loan Agreements | Equity Holders | Tarena Entities
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Debt amount	6,000
VIE and VIE Subsidiaries Consolidated | Tarena Entities
DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS
Cash and cash equivalents	2,519	¥ 2,520
Amounts due from TCTM and its wholly-owned subsidiaries	32,980	104,642
Prepaid expenses and other current assets	10,042	62,550
Current assets of discontinued operation		36,779
Total current assets	45,541	206,491
Property and equipment, net		2,052
Long term investments		34,852
Right-of-use assets, net		9,209
Other non-current assets, net		258
Total non-current assets		46,371
Total assets	45,541	252,862
Accounts payable	2,202	2,713
Deferred revenue- current	113,399	114,975
Operating lease liabilities-current	2,613	4,440
Income taxes payable	48	79
Accrued expenses and other current liabilities	48,014	30,762
Amounts due to TCTM and its wholly-owned subsidiaries	32,979	23,676
Amounts due to related parties	135
Current liabilities of discontinued operation		100,392
Total current liabilities	199,390	277,037
Operating lease liabilities-non current	1,665	4,252
Total non-current liabilities	1,665	4,252
Total liabilities	¥ 201,055	¥ 281,289